Consolidated Balance Sheets Parentheticals (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts receivable, current		$ 0	$ 10,000
Accumulated amortization on deferred finance costs	38,233	25,923	0
Accumulated amortization on intangible assets	$ 68,276	$ 59,276	$ 17,434
Common stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (shares)	100,000,000	100,000,000	12,500,000
Common stock, shares, issued (shares)	7,275,981	6,186,997	966,227
Common stock, shares outstanding (shares)	7,275,981	6,186,997	966,227
Series A Preferred stock, par value (per share)	$ 0.0001
Series A Preferred stock, shares authorized (shares)	10,000,000
Series A Convertible Preferred Stock [Member]
Series A Preferred stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred stock, shares authorized (shares)	240	240	240
Series A Preferred stock, shares issued (shares)	5	5	230
Series A Preferred stock, shares outstanding (shares)	5	5	230